Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands								12 Months Ended
	Apr. 07, 2026	Oct. 07, 2025	Apr. 07, 2025	Mar. 17, 2025	Jan. 10, 2025	Mar. 27, 2024	Jan. 10, 2024	Dec. 31, 2024	Nov. 25, 2024
Certain Employees of Service Providers [Member]
Subsequent Events [Abstract]
Shares granted (in shares)						65,000
Awarded April 7, 2025 [Member] | Restricted Stock [Member] | Plan [Member]
Subsequent Events [Abstract]
Vested (in shares)	167,500	113,000
Regular Quarterly Dividend for Q3-2024 [Member]
Subsequent Events [Abstract]
Dividend payable, date of payment								Jan. 10, 2025
Dividends paid							$ 652
Dividend payable, date of record								Dec. 27, 2024
Dividend payable, date declared								Nov. 25, 2024
Dividend payable (in dollars per share)									$ 0.075
Subsequent Event [Member]
Subsequent Events [Abstract]
Shares reserved for issuance (in shares)			400,000
Subsequent Event [Member] | Certain Employees of Service Providers [Member]
Subsequent Events [Abstract]
Shares granted (in shares)			75,000
Subsequent Event [Member] | Awarded April 7, 2025 [Member] | Restricted Stock [Member]
Subsequent Events [Abstract]
Shares granted (in shares)			275,000
Granted (in dollars per share)			$ 1.2
Vested (in shares)			79,500
Subsequent Event [Member] | Awarded April 7, 2025 [Member] | Restricted Stock [Member] | Certain Employees of Service Providers [Member]
Subsequent Events [Abstract]
Shares granted (in shares)			85,000
Subsequent Event [Member] | Awarded April 7, 2025 [Member] | Restricted Stock [Member] | Sole Director of Company's Commercial Manager [Member]
Subsequent Events [Abstract]
Shares granted (in shares)			85,000
Subsequent Event [Member] | Regular Quarterly Dividend for Q3-2024 [Member]
Subsequent Events [Abstract]
Dividend payable, date of payment					Jan. 10, 2025
Dividends paid					$ 663
Dividend payable, date of record					Dec. 27, 2024
Subsequent Event [Member] | Regular Quarterly Dividend for Q4-2024 [Member]
Subsequent Events [Abstract]
Dividend payable, date of payment				Apr. 10, 2025
Dividend payable, date of record				Mar. 27, 2025
Dividend payable, date declared				Mar. 17, 2025
Dividend payable (in dollars per share)				$ 0.01